Earnings per share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Issued common shares at beginning of period	90,279,794	78,711,151	85,545,875	77,961,151
Effect of shares issued	140,139	2,778,823	2,689,564	1,778,303
Weighted average number of common shares outstanding - basic	90,419,933	81,489,974	88,235,439	79,739,454
Weighted average number of shares outstanding - diluted	105,439,009	81,489,974	88,235,439	79,739,454